Balance Sheet Components - Schedule of Accrued Compensation and Benefits and Share-based Compensation (Details) - USD ($) $ in Millions	Jun. 30, 2024	Mar. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrued bonus, commissions, and cash awards	$ 6	$ 190
Accrued vacation and sabbatical	81	83
Accrued salaries and fringe benefits	10	25
Total accrued compensation and benefits	$ 97	$ 298